Income Taxes - Reconciliation of the federal income tax rate to the Company's effective tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tax Expense / (Benefit)
Loss before income taxes		$ (173,207,398)
Tax at U.K. federal statutory rate/ Income tax benefit at statutory tax rates	$ (29,784,792)	43,301,850
State and local income taxes, net of federal income tax effect	0
Statutory/International rate differences		(23,423)
Change in valuation allowance		(12,858,776)
Effect of changes in tax laws or rates enacted in the current period	0
Effects of cross-border tax laws	0
Tax Credits	0
Nontaxable or nondeductible items
Non-Trade Loan Relationship Debits	7,196,160
Impairment Losses	3,230,786
Other	726,152
Other Items
Net Operating Loss Adjustments	(7,625,312)
Deferred Adjustments	(1,941,640)
Changes in unrecognized tax benefits	0
Effect of:
Non-deductible or non-taxable foreign currency exchange results		(329,399)
Non-deductible expenses		(29,846,517)
Income Tax Expense (Benefit)	$ (17,728,939)	$ 243,735
Income Tax Rate
Tax at U.K. federal statutory rate	25.00%	25.00%
State and local income taxes, net of federal income tax effect	0.00%
Effect of changes in tax laws or rates enacted in the current period	0.00%
Effects of cross-border tax laws	0.00%
Tax Credits	0.00%
Nontaxable or nondeductible items
Non-Trade Loan Relationship Debits	(6.04%)
Impairment Losses	(2.71%)
Other	(0.61%)
Other Items
Net Operating Loss Adjustments	6.40%
Deferred Adjustments	1.63%
Changes in unrecognized tax benefits	0.00%
Income Tax Rate	14.88%
United Kingdom [Member]
Tax Expense / (Benefit)
Change in valuation allowance	$ 15,411,813
Income Tax Rate
Valuation allowance	(12.94%)
United States [Member]
Tax Expense / (Benefit)
Change in valuation allowance	$ 3,459,918
Deferred Adjustments	(2,430,603)
Other Items	$ (14,232)
Income Tax Rate
Valuation allowance	(2.90%)
Deferred Adjustments	2.04%
Other Items	0.01%
Canada [Member]
Tax Expense / (Benefit)
Change in valuation allowance	$ 517,679
Permanent Differences	1,183,392
Other Items	$ (18,545)
Income Tax Rate
Valuation allowance	(0.43%)
Permanent Differences	(0.99%)
Other Items	0.02%
Switzerland [Member]
Tax Expense / (Benefit)
Statutory/International rate differences	$ 6,678,591
Change in valuation allowance	0
Permanent Differences	(15,026,205)
Other Items	$ 17,390
Income Tax Rate
Statutory rate difference	(5.61%)
Valuation allowance	0.00%
Permanent Differences	12.61%
Other Items	(0.01%)
Other Foreign Jurisdictions [Member]
Tax Expense / (Benefit)
Statutory/International rate differences	$ 690,509
Income Tax Rate
Statutory rate difference	(0.58%)